UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21284

AllianzGI Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2014

Date of reporting period: August 31, 2013

Item 1. Report to Shareholders

AllianzGI Convertible & Income Fund

AllianzGI Convertible & Income Fund II

Semiannual Report

August 31, 2013

Table of Contents

2–3	Letter from the Chairman of the Board & President
4–5	Fund Insights
6–7	Performance & Statistics
8–23	Schedules of Investments
24	Statements of Assets and Liabilities
25	Statements of Operations
26–27	Statements of Changes in Net Assets
28–35	Notes to Financial Statements
36–37	Financial Highlights
38	Annual Shareholder Meeting Results/Changes to By-laws/Proxy Voting Policies & Procedures
39–42	Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements

Letter from the Chairman of the Board &

President

Hans W. Kertess

Chairman

Brian S. Shlissel

President & CEO

Dear Shareholder:

While global economic growth was far from robust, there were signs of improvement in a number of countries during the fiscal six-month reporting period ended August 31, 2013. Against this backdrop, US equities generated strong results, while bond prices were pressured by rising interest rates.

Six Months in Review through August 31, 2013

■	AllianzGI Convertible & Income Fund returned 8.60% on net asset value (“NAV”) and 6.58% on market price.

■	AllianzGI Convertible & Income Fund II returned 8.72% on NAV and 7.20% on market price.

In comparison, the Standard & Poor’s (“S&P”) 500 Index, an unmanaged index generally representative of the US stock market, rose 8.95% and the Barclays US Credit Index, an unmanaged index considered representative of publicly issued, Securities & Exchange Commission (“SEC”) registered US corporate and specific foreign debentures and secured notes, declined 3.53% during the six-month reporting period. Convertible securities, which share characteristics of both stocks and bonds, rose. The BofA Merrill Lynch All Convertibles Index, an unmanaged index generally representative of the convertible securities market, advanced 8.64% for the period.

During the reporting period, the United States experienced choppy, but continued growth. Gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, grew at an annual pace of 0.1% during the fourth quarter of 2012, as private inventory investment and federal government spending moderated. GDP growth rose to 1.1% during the first quarter of 2013. According to the second estimate from the US Commerce Department, GDP growth increased to a 2.5% annual pace during the second quarter of 2013.

Although US economic data was mixed at times, there were continued signs of the long-awaited recovery in the housing market. In addition, while unemployment remained elevated, the unemployment rate dropped from 7.7% in February 2013 to 7.3% in August 2013.

With unemployment falling and some signs of improving economic activity the Federal Reserve (the “Fed”) announced its intention to begin tapering it monthly $85 billion asset purchase program. This triggered sharply rising yields and declining bond prices. The yield on the benchmark 10-year US Treasury bond rose from 1.89% at the beginning of the reporting period to 2.78% at August 31, 2013. While long-term rates have increased, the Fed has indicated that it intends to maintain the Fed Funds rate in the 0.0% to 0.25% range “as long as the unemployment rate remains above 6.5%,” provided that inflations remain well contained.

2	August 31, 2013 |	Semiannual Report

Outlook

Market volatility increased sharply toward the end of the fiscal reporting period. This was partially triggered by concerns regarding the Fed’s plans to taper its asset purchase program and slower global growth.

We expect the Fed’s policy stance to remain accommodative, even if it begins to taper its purchase program sooner rather than later. Fed tapering is likely to create greater volatility, but we expect the Fed will only raise interest rates if it is confident the economic

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recovery is on solid footing. Concerns of higher interest rates impacting the housing market, geopolitical issues and an impasse in Congress regarding the raising of the debt ceiling may also contribute to market volatility.

With respect to the US economy, an important factor going forward will be consumer spending, as it comprises in excess of two-thirds of GDP. While the global financial crisis of 2008-2009 has had a significant impact on consumers’ mindset, auto and retail sales have been generally solid. In addition, it appears that as the employment situation improves, consumer confidence will likely rise and spending should follow. This could help drive the economy during the remainder of the year and into 2014.

For specific information on the Funds and their performance, please refer to the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, us.allianzgi.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Allianz Global Investors U.S. LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer

Semiannual Report	| August 31, 2013	3

Fund Insights

AllianzGI Convertible & Income Funds

August 31, 2013 (unaudited)

For the period of March 1, 2013, through August 31, 2013 as provided by Doug Forsyth, Portfolio Manager.

For the fiscal six-month period ended August 31, 2013, AllianzGI Convertible & Income Fund and AllianzGI Convertible & Income Fund II (the “Funds”) returned 8.60% and 8.72% on net asset value (“NAV”) and 6.58% and 7.20% on market price, respectively.

Market Environment

The factors contributing to the convertible and high-yield market’s positive returns varied during the period. In April and May 2013, the market moved higher as first-quarter corporate profits for most companies exceeded expectations. In June, however, the markets pulled back. What had been perceived by investors as a unilaterally accommodative global monetary policy had been tempered by the language, not the actions, of the US Federal Reserve (the “Fed”). The Fed’s statements in June rattled the markets in general, but also specifically impacted longer-dated Treasuries. As 2013 has demonstrated, Treasury rates can move on the long end of the curve well ahead of the stated 2015 target for Fed funds rate changes.

The convertible and high-yield markets outperformed fixed-income asset classes during the six-month period due to their low and even negative correlations with interest rates. Typically, a backup in rates positively impacts the convertible and high yield markets, particularly when due to an improving economy. However, because of the more widespread negative reaction to the Fed’s statement by both the equity and fixed-income markets, most convertible bonds traded down in June. This knee-jerk reaction faded toward the end of the month, as a more normalized response to rising rates materialized among the aforementioned asset classes.

Markets rebounded during July 2013, but reversed course in August. Initially, better-than-expected second-quarter corporate profits, rising consumer confidence and a strengthening US economy helped support an advance that lifted equity markets to new highs for the year. In August, the convertible and high-yield markets declined alongside equities, but to a lesser degree. Speculation on the timing of monetary stimulus tapering and a further rise in interest rates pressured investor sentiment. However, against this backdrop of macro-related risks, issuer fundamentals on average continued to improve on average the reporting period.

4	August 31, 2013 |	Semiannual Report

Fund Insights (continued)

Portfolio Specifics

The Funds rallied with the markets during the reporting period. Strength was evident in a variety of holdings and industries.

In the convertibles sleeve, sector allocations which benefitted performance in the period relative to the convertibles universe were Industrials, Energy, Media, Transportation and Materials. Stronger issuer-specific performance was evident across all of the aforementioned sectors, but greatest among Industrials and Energy. Additionally, the Funds benefited from an underweighting in Materials. Conversely, sector allocations which hindered relative performance in the reporting period included Healthcare, Utilities and Financials. An underweighting and security selection in Healthcare negatively impacted relative performance. Furthermore, an overweighting in Utilities and relative underperformance detracted from returns. An overweighting in Financials also hindered relative returns.

In the high yield bond sleeve, industry allocations which benefitted performance in the period relative to the high yield universe were Publishing/Printing, Energy, Services and Diversified Financial Services. All of the aforementioned industries exhibited strong security selection. Additionally, an overweighting in Publishing/Printing positively impacted relative performance. In contrast, industry allocations which hindered relative performance during the period included Gaming, Chemicals and Broadcasting. An underweighting in Chemicals was a drag on relative performance, while weaker issuer-specific performance was evident across the Gaming and Broadcasting sectors.

Semiannual Report	| August 31, 2013	5

Performance & Statistics

AllianzGI Convertible & Income Fund

August 31, 2013 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	6.58%	8.60%
1 Year	12.95%	22.66%
5 Year	9.57%	10.17%
10 Year	8.72%	8.14%
Commencement of Operations (3/31/03) to 8/31/13	8.49%	8.88%

Market Price/NAV Performance:

Commencement of Operations (3/31/03) to 8/31/13

Market Price/NAV:
Market Price	$9.22
NAV	$8.98
Premium to NAV	2.67%
Market Price Yield(2)	11.23%
Leverage(3)	32.89%

Moody’s Rating

(as a % of total investments)

6	August 31, 2013 |	Semiannual Report

Performance & Statistics

AllianzGI Convertible & Income Fund II

August 31, 2013 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	7.20%	8.72%
1 Year	13.00%	23.24%
5 Year	9.95%	8.95%
10 Year	7.40%	7.29%
Commencement of Operations (7/31/03) to 8/31/13	7.33%	7.43%

Market Price/NAV Performance:

Commencement of Operations (7/31/03) to 8/31/13

Market Price/NAV:
Market Price	$8.59
NAV	$8.13
Premium to NAV	5.66%
Market Price Yield(2)	10.84%
Leverage(3)	32.50%

Moody’s Rating

(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all dividends and distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for each Fund‘s shares, or changes in each Fund’s dividends.

An investment in each Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per common share dividend (comprised of net investment income) by the market price per common share at August 31, 2013.

(3) Represents Preferred Shares (“Leverage”) outstanding, as a percentage of total managed assets. Total managed assets refer to total assets (including assets attributable to Leverage) minus liabilities (other than liabilities representing Leverage).

Semiannual Report	| August 31, 2013	7

Schedule of Investments

AllianzGI Convertible & Income Fund

August 31, 2013 (unaudited)

Principal Amount (000s)		Value
Corporate Bonds & Notes – 43.7%
	Advertising – 0.7%
$8,230	Affinion Group, Inc., 11.50%, 10/15/15	$7,139,525
	Auto Components – 1.1%
5,205	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (a)(b)	5,582,362
5,280	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	5,847,600
		11,429,962
	Auto Manufacturers – 0.7%
7,410	Chrysler Group LLC, 8.25%, 6/15/21	8,169,525
	Commercial Services – 4.5%
4,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	4,610,000
11,500	Cenveo Corp., 11.50%, 5/15/17	10,867,500
5,705	DynCorp International, Inc., 10.375%, 7/1/17	5,876,150
7,955	Interactive Data Corp., 10.25%, 8/1/18	8,869,825
6,375	Monitronics International, Inc., 9.125%, 4/1/20	6,630,000
11,000	National Money Mart Co., 10.375%, 12/15/16	11,522,500
		48,375,975
	Commercial Services & Supplies – 0.8%
5,645	United Rentals North America, Inc., 8.375%, 9/15/20	6,209,500
2,255	West Corp., 8.625%, 10/1/18	2,452,313
		8,661,813
	Consumer Finance – 0.9%
3,210	SLM Corp., 8.45%, 6/15/18	3,675,450
5,775	Springleaf Finance Corp., 6.90%, 12/15/17	5,912,156
		9,587,606
	Diversified Consumer Services – 0.6%
6,815	Cambium Learning Group, Inc., 9.75%, 2/15/17	6,440,175
	Diversified Financial Services – 1.5%
	Community Choice Financial, Inc.,
10,085	10.75%, 5/1/19	9,429,475
7,130	12.75%, 5/1/20 (a)(b)	6,960,663
		16,390,138
	Diversified Telecommunications – 1.0%
10,275	Cincinnati Bell, Inc., 8.75%, 3/15/18	10,711,687
	Electric – 0.3%
	Texas Competitive Electric Holdings Co. LLC,
750	11.50%, 10/1/20 (a)(b)	525,938
10,800	15.00%, 4/1/21	2,592,000
		3,117,938
	Electrical Components & Equipment – 1.3%
13,585	WireCo WorldGroup, Inc., 9.50%, 5/15/17	14,128,400
	Electronic Equipment, Instruments & Components – 0.7%
7,725	Kemet Corp., 10.50%, 5/1/18	7,416,000
	Electronics – 0.2%
1,700	NXP BV/NXP Funding LLC, 9.75%, 8/1/18 (a)(b)	1,887,000

8	August 31, 2013 |	Semiannual Report

Schedule of Investments

AllianzGI Convertible & Income Fund

August 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Energy Equipment & Services – 1.0%
$9,795	Pioneer Drilling Co., 9.875%, 3/15/18	$10,639,819
	Food & Staples Retailing – 0.5%
5,000	Rite Aid Corp., 10.25%, 10/15/19	5,656,250
	Health Care Providers & Services – 0.9%
8,875	ExamWorks Group, Inc., 9.00%, 7/15/19	9,607,188
	Healthcare-Products – 0.9%
8,885	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	9,840,138
	Hotels, Restaurants & Leisure – 1.9%
9,120	DineEquity, Inc., 9.50%, 10/30/18	10,191,600
8,405	MGM Resorts International, 11.375%, 3/1/18	10,548,275
		20,739,875
	Household Durables – 1.2%
	Beazer Homes USA, Inc.,
2,945	7.25%, 2/1/23	2,989,175
5,045	9.125%, 5/15/19	5,360,312
3,950	Jarden Corp., 7.50%, 5/1/17	4,414,125
		12,763,612
	Household Products/Wares – 0.7%
7,610	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	8,123,675
	Internet Software & Services – 1.1%
	EarthLink, Inc.,
2,800	7.375%, 6/1/20 (a)(b)	2,751,000
9,060	8.875%, 5/15/19	8,788,200
		11,539,200
	Iron/Steel – 0.6%
7,305	AK Steel Corp., 8.375%, 4/1/22	6,209,250
	IT Services – 0.2%
2,615	Stream Global Services, Inc., 11.25%, 10/1/14	2,631,344
	Leisure Time – 0.8%
8,855	Travelport LLC, 11.875%, 9/1/16	8,722,175
	Lodging – 0.8%
12,385	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	8,266,987
	Machinery – 0.5%
5,755	Navistar International Corp., 8.25%, 11/1/21	5,747,806
	Media – 3.1%
8,355	McClatchy Co., 9.00%, 12/15/22	8,856,300
8,220	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21 (a)(b)	8,713,200
6,750	Media General, Inc., 11.75%, 2/15/17	7,458,750
3,745	Mood Media Corp., 9.25%, 10/15/20 (a)(b)	3,651,375
4,240	Sinclair Television Group, Inc., 9.25%, 11/1/17 (a)(b)	4,494,400
		33,174,025
	Metals & Mining – 1.2%
6,590	ArcelorMittal, 10.35%, 6/1/19	7,842,100
5,465	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	4,686,237
		12,528,337

Semiannual Report	| August 31, 2013	9

Schedule of Investments

AllianzGI Convertible & Income Fund

August 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Miscellaneous Manufacturing – 0.8%
$8,278	Harland Clarke Holdings Corp., 9.50%, 5/15/15	$8,319,390
	Oil & Gas – 1.6%
9,050	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	10,113,375
6,038	United Refining Co., 10.50%, 2/28/18	6,732,370
		16,845,745
	Oil, Gas & Consumable Fuels – 2.2%
2,840	Arch Coal, Inc., 9.875%, 6/15/19 (a)(b)	2,485,000
9,890	Endeavour International Corp., 12.00%, 3/1/18	10,236,150
5,050	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	5,580,250
4,500	Laredo Petroleum, Inc., 9.50%, 2/15/19	5,028,750
		23,330,150
	Packaging & Containers – 0.7%
6,768	Tekni-Plex, Inc., 9.75%, 6/1/19 (a)(b)	7,614,000
	Retail – 0.5%
6,110	Toys “R” Us, Inc., 10.375%, 8/15/17	6,025,988
	Semiconductors & Semiconductor Equipment – 1.0%
2,580	Advanced Micro Devices, Inc., 8.125%, 12/15/17	2,689,650
7,160	Freescale Semiconductor, Inc., 10.75%, 8/1/20	7,947,600
		10,637,250
	Software – 0.9%
9,045	First Data Corp., 12.625%, 1/15/21	9,825,131
	Specialty Retail – 0.4%
4,160	Brown Shoe Co., Inc., 7.125%, 5/15/19	4,368,000
	Telecommunications – 1.9%
7,420	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (a)(b)	7,846,650
7,415	Consolidated Communications Finance Co., 10.875%, 6/1/20	8,564,325
5,090	NII Capital Corp., 8.875%, 12/15/19	4,288,325
		20,699,300
	Textiles, Apparel & Luxury Goods – 0.8%
7,540	Fifth & Pacific Cos, Inc., 10.50%, 4/15/19	8,265,725
	Trading Companies & Distribution – 0.6%
6,075	Aircastle Ltd., 9.75%, 8/1/18	6,743,250
	Transportation – 1.7%
8,144	Quality Distribution LLC, 9.875%, 11/1/18	8,917,680
8,610	Swift Services Holdings, Inc., 10.00%, 11/15/18	9,557,100
		18,474,780
	Wireless Telecommunication Services – 0.9%
7,205	Sprint Communications, Inc., 11.50%, 11/15/21	9,438,550
	Total Corporate Bonds & Notes (cost-$469,056,695)	470,232,684

Shares
Convertible Preferred Stock – 35.6%
	Aerospace & Defense – 1.1%
193,595	United Technologies Corp., 7.50%, 8/1/15	12,024,185

10	August 31, 2013 |	Semiannual Report

Schedule of Investments

AllianzGI Convertible & Income Fund

August 31, 2013 (unaudited) (continued)

Shares		Value
	Airlines – 1.3%
313,435	Continental Airlines Finance Trust II, 6.00%, 11/15/30	$13,712,781
	Auto Components – 0.9%
162,110	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	9,515,857
	Biotechnology – 1.2%
219,000	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences, Inc.) (c)	12,426,060
	Capital Markets – 0.7%
115,475	AMG Capital Trust I, 5.10%, 4/15/36	7,260,491
	Commercial Banks – 3.6%
9,695	Huntington Bancshares, Inc., 8.50%, 12/31/49 (d)	12,070,275
17,900	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (d)	20,316,500
112,870	Wintrust Financial Corp., 7.50%, 12/15/13	6,240,548
		38,627,323
	Communications Equipment – 3.4%
23,985	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	23,451,334
219,090	The Goldman Sachs Group, Inc., 8.00%, 1/15/14 (QualComm) (c)	13,534,284
		36,985,618
	Computers & Peripherals – 1.2%
543,785	JPMorgan Chase & Co., 7.50%, 3/24/14 (EMC Corp.) (c)	13,110,656
	Diversified Financial Services – 1.4%
13,660	Bank of America Corp., 7.25%, 12/31/49, Ser. L (d)	14,737,091
	Electric Utilities – 2.6%
276,815	NextEra Energy, Inc., 7.00%, 9/1/13	15,709,251
222,670	PPL Corp., 8.75%, 5/1/14	11,910,619
		27,619,870
	Energy Equipment & Services – 1.4%
310,395	Wells Fargo & Co., 8.00%, 8/6/14 (Halliburton) (c)	14,675,475
	Health Care Providers & Services – 1.3%
11,340	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (d)	14,106,960
	Household Durables – 1.2%
374,000	Wells Fargo & Co., 8.00%, 6/20/14 (Lennar Corp.) (c)	12,428,020
	Insurance – 2.3%
344,500	JPMorgan Chase & Co., 7.00%, 3/10/14 (American International Group, Inc.) (c)	14,451,775
194,050	MetLife, Inc., 5.00%, 3/26/14	10,577,666
		25,029,441
	Internet & Catalog Retail – 1.3%
16,330	Credit Suisse, 8.00%, 5/21/14 (Priceline.com) (c)	13,954,148
	IT Services – 1.1%
173,180	Unisys Corp., 6.25%, 3/1/14	11,909,589
	Metals & Mining – 2.1%
577,020	ArcelorMittal, 6.00%, 1/15/16	12,126,422
399,970	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	7,863,410
160,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	3,088,800
		23,078,632
	Multi-Utilities – 1.1%
239,645	AES Trust III, 6.75%, 10/15/29	12,018,197

Semiannual Report	| August 31, 2013	11

Schedule of Investments

AllianzGI Convertible & Income Fund

August 31, 2013 (unaudited) (continued)

Shares		Value
	Oil, Gas & Consumable Fuels – 0.7%
124,235	PetroQuest Energy, Inc., 6.875%, 12/31/49 (d)	$3,820,226
63,305	Sanchez Energy Corp., 6.50%, 12/31/49 (a)(b)(d)	3,752,721
		7,572,947
	Real Estate Investment Trust – 4.0%
439,700	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49 (d)	11,080,440
707,605	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (d)	16,281,991
208,680	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (d)	11,971,971
79,020	Weyerhaeuser Co., 6.375%, 7/1/16	4,202,284
		43,536,686
	Road & Rail – 1.7%
1,202,840	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	18,005,793
	Total Convertible Preferred Stock (cost-$350,212,052)	382,335,820

Principal Amount (000s)
Convertible Bonds & Notes – 19.4%
	Biotechnology – 0.6%
$8,910	Dendreon Corp., 2.875%, 1/15/16	5,841,619
	Capital Markets – 2.3%
10,755	Ares Capital Corp., 5.75%, 2/1/16	11,595,234
13,195	BGC Partners, Inc., 4.50%, 7/15/16	13,409,419
		25,004,653
	Commercial Services – 1.8%
20,305	Cenveo Corp., 7.00%, 5/15/17	19,670,469
	Construction Materials – 0.8%
7,645	Cemex S.A.B. de C.V., 4.875%, 3/15/15	9,030,656
	Electrical Equipment – 1.2%
9,100	EnerSys, 3.375%, 6/1/38 (e)	12,341,920
	Hotels, Restaurants & Leisure – 2.1%
9,075	MGM Resorts International, 4.25%, 4/15/15	10,810,594
11,940	Morgans Hotel Group Co., 2.375%, 10/15/14	11,775,825
		22,586,419
	Life Sciences Tools & Services – 0.7%
8,130	Sequenom, Inc., 5.00%, 10/1/17 (a)(b)	7,820,044
	Machinery – 3.9%
9,125	Greenbrier Cos, Inc., 3.50%, 4/1/18	9,518,516
	Meritor, Inc.,
12,480	4.625%, 3/1/26 (e)	12,573,600
5,655	7.875%, 3/1/26 (a)(b)	6,860,222
11,335	Navistar International Corp., 3.00%, 10/15/14	11,391,675
1,100	Wabash National Corp., 3.375%, 5/1/18	1,357,125
		41,701,138
	Oil, Gas & Consumable Fuels – 0.7%
2,300	Endeavour International Corp., 5.50%, 7/15/16	1,828,500
3,685	PDC Energy, Inc., 3.25%, 5/15/16 (a)(b)	5,490,650

12	August 31, 2013 |	Semiannual Report

Schedule of Investments

AllianzGI Convertible & Income Fund

August 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Oil, Gas & Consumable Fuels (continued)
$635	Peabody Energy Corp., 4.75%, 12/15/41	$494,506
		7,813,656
	Real Estate Invesment Trust – 0.6%
7,070	IAS Operating Partnership LP, 5.00%, 3/15/18 (a)(b)	6,416,025
	Semiconductors & Semiconductor Equipment – 1.0%
9,920	SunPower Corp., 4.75%, 4/15/14	10,806,600
	Software – 1.6%
6,335	Nuance Communications, Inc., 2.75%, 8/15/27	7,253,575
10,320	TeleCommunication Systems, Inc., 7.75%, 6/30/18	10,216,800
		17,470,375
	Thrifts & Mortgage Finance – 0.7%
6,535	MGIC Investment Corp., 5.00%, 5/1/17	7,139,487
	Tobacco – 1.4%
13,060	Vector Group Ltd., 2.50%, 1/15/19 (f)	15,233,432
	Total Convertible Bonds & Notes (cost-$185,018,128)	208,876,493

Short-Term Investment – 1.3%
	Time Deposit – 1.3%
13,939	Wells Fargo-Grand Cayman, 0.03%, 9/3/13 (cost-$13,939,328)	13,939,328
	Total Investments (cost-$1,018,226,203) – 100.0%	$1,075,384,325

Notes to Schedule of Investments:

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $82,851,250, representing 7.7% of total investments.

(b)	144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(d)	Perpetual maturity. Maturity date shown is the next call date.

(e)	Step Bond – Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(g)	Fair Value Measurements – See Note 1(b) in the Notes to Financial Statements.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 8/31/13
Investments in Securities – Assets

Corporate Bonds & Notes	—	$470,232,684	—	$470,232,684

Convertible Preferred Stock:
Airlines	—	13,712,781	—	13,712,781
Biotechnology	—	—	$12,426,060	12,426,060
Capital Markets	—	7,260,491	—	7,260,491

Semiannual Report	| August 31, 2013	13

Schedule of Investments

AllianzGI Convertible & Income Fund

August 31, 2013 (unaudited) (continued)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 8/31/13
Communications Equipment	—	$23,451,334	$13,534,284	$36,985,618
Computers & Peripherals	—	—	13,110,656	13,110,656
Energy Equipment & Services	—	—	14,675,475	14,675,475
Health Care Providers & Services	—	14,106,960	—	14,106,960
Household Durables	—	—	12,428,020	12,428,020
Insurance	$10,577,666	—	14,451,775	25,029,441
Internet & Catalog Retail	—	—	13,954,148	13,954,148
Metals & Mining	10,952,210	12,126,422	—	23,078,632
Oil, Gas & Consumable Fuels	—	7,572,947	—	7,572,947
Road & Rail	—	18,005,793	—	18,005,793
All Other	169,988,798	—	—	169,988,798
Convertible Bonds & Notes	—	208,876,493	—	208,876,493
Short-Term Investments	—	13,939,328	—	13,939,328
Totals	$191,518,674	$789,285,233	$94,580,418	$1,075,384,325

At August 31, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended August 31, 2013, was as follows:

	Beginning Balance 2/28/13	Purchases	Sales		Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/13
Investments in Securities – Assets
Convertible Preferred Stock:
Biotechnology	—	$12,124,497	—		—	—	$301,563	—	—	$12,426,060
Communications Equipment	$14,013,654	—	—		—	—	(479,370)	—	—	13,534,284
Computer Storage & Peripherals	11,138,123	—	$(14,162,877	)†	—	—	3,024,754	—	—	—
Computers & Peripherals	—	13,019,681	—		—	—	90,975	—	—	13,110,656
Energy Equipment & Services	—	14,505,565	—		—	—	169,910	—	—	14,675,475
Household Durables	—	13,840,543	—		—	—	(1,412,523)	—	—	12,428,020
Insurance	—	13,596,003	—		—	—	855,772	—	—	14,451,775
Internet & Catalog Retail	—	13,104,825	—		—	—	849,323	—	—	13,954,148
Totals	$25,151,777	$80,191,114	$(14,162,877)		—	—	$3,400,404	—	—	$94,580,418

14	August 31, 2013 |	Semiannual Report

Schedule of Investments

AllianzGI Convertible & Income Fund

August 31, 2013 (unaudited) (continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized as Level 3 at August 31, 2013:

	Ending Balance at 8/31/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
Convertible Preferred Stock	$94,580,418	Third-Party Pricing Vendor	Single Broker Quote	$24.11-$854.51

†	Stock conversion.

The net change in unrealized appreciation/depreciation of Level 3 investments, held at August 31, 2013, was $375,650. Net change in unrealized appreciation/depreciation is reflected on the Statement of Operations.

Glossary:

REIT	-	Real Estate Investment Trust

See accompanying Notes to Financial Statements	| August 31, 2013 |	Semiannual Report	15

Schedule of Investments

AllianzGI Convertible & Income Fund II

August 31, 2013 (unaudited)

Principal Amount (000s)		Value
Corporate Bonds & Notes – 43.7%
	Advertising – 0.7%
$6,335	Affinion Group, Inc., 11.50%, 10/15/15	$5,495,612
	Auto Components – 1.0%
4,015	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (a)(b)	4,306,087
3,970	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	4,396,775
		8,702,862
	Auto Manufacturers – 0.7%
5,590	Chrysler Group LLC, 8.25%, 6/15/21	6,162,975
	Commercial Services – 4.4%
3,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	3,457,500
8,535	Cenveo Corp., 11.50%, 5/15/17	8,065,575
4,295	DynCorp International, Inc., 10.375%, 7/1/17	4,423,850
6,345	Interactive Data Corp., 10.25%, 8/1/18	7,074,675
4,925	Monitronics International, Inc., 9.125%, 4/1/20	5,122,000
8,250	National Money Mart Co., 10.375%, 12/15/16	8,641,875
		36,785,475
	Commercial Services & Supplies – 0.8%
4,355	United Rentals North America, Inc., 8.375%, 9/15/20	4,790,500
1,745	West Corp., 8.625%, 10/1/18	1,897,688
		6,688,188
	Consumer Finance – 0.9%
2,605	SLM Corp., 8.45%, 6/15/18	2,982,725
4,110	Springleaf Finance Corp., 6.90%, 12/15/17	4,207,613
		7,190,338
	Diversified Consumer Services – 0.6%
5,270	Cambium Learning Group, Inc., 9.75%, 2/15/17	4,980,150
	Diversified Financial Services – 1.5%
	Community Choice Financial, Inc.,
7,465	10.75%, 5/1/19	6,979,775
5,370	12.75%, 5/1/20 (a)(b)	5,242,463
		12,222,238
	Diversified Telecommunications – 1.0%
7,705	Cincinnati Bell, Inc., 8.75%, 3/15/18	8,032,462
	Electric – 0.2%
8,200	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21	1,968,000
	Electrical Components & Equipment – 1.3%
10,275	WireCo WorldGroup, Inc., 9.50%, 5/15/17	10,686,000
	Electronic Equipment, Instruments & Components – 0.7%
5,815	Kemet Corp., 10.50%, 5/1/18	5,582,400
	Electronics – 0.2%
1,300	NXP BV/NXP Funding LLC, 9.75%, 8/1/18 (a)(b)	1,443,000
	Energy Equipment & Services – 1.0%
8,005	Pioneer Drilling Co., 9.875%, 3/15/18	8,695,431
	Food & Staples Retailing – 0.5%
4,000	Rite Aid Corp., 10.25%, 10/15/19	4,525,000

16	August 31, 2013 |	Semiannual Report

Schedule of Investments

AllianzGI Convertible & Income Fund II

August 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Health Care Providers & Services – 0.8%
$6,585	ExamWorks Group, Inc., 9.00%, 7/15/19	$7,128,263
	Healthcare-Products – 0.9%
6,785	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	7,514,388
	Hotels, Restaurants & Leisure – 1.9%
6,880	DineEquity, Inc., 9.50%, 10/30/18	7,688,400
6,395	MGM Resorts International, 11.375%, 3/1/18	8,025,725
		15,714,125
	Household Durables – 1.0%
	Beazer Homes USA, Inc.,
2,245	7.25%, 2/1/23	2,278,675
3,920	9.125%, 5/15/19	4,165,000
1,390	Jarden Corp., 7.50%, 5/1/17	1,553,325
		7,997,000
	Household Products/Wares – 0.7%
5,725	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	6,111,438
	Internet Software & Services – 1.0%
	EarthLink, Inc.,
2,200	7.375%, 6/1/20 (a)(b)	2,161,500
6,840	8.875%, 5/15/19	6,634,800
		8,796,300
	Iron/Steel – 0.6%
5,600	AK Steel Corp., 8.375%, 4/1/22	4,760,000
	IT Services – 0.2%
1,985	Stream Global Services, Inc., 11.25%, 10/1/14	1,997,406
	Leisure Time – 1.0%
8,145	Travelport LLC, 11.875%, 9/1/16	8,022,825
	Lodging – 0.7%
9,455	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	6,311,212
	Machinery – 0.5%
4,495	Navistar International Corp., 8.25%, 11/1/21	4,489,381
	Media – 3.3%
6,645	McClatchy Co., 9.00%, 12/15/22	7,043,700
6,280	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21 (a)(b)	6,656,800
6,600	Media General, Inc., 11.75%, 2/15/17	7,293,000
2,850	Mood Media Corp., 9.25%, 10/15/20 (a)(b)	2,778,750
3,260	Sinclair Television Group, Inc., 9.25%, 11/1/17 (a)(b)	3,455,600
		27,227,850
	Metals & Mining – 1.1%
5,050	ArcelorMittal, 10.35%, 6/1/19	6,009,500
3,975	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	3,408,562
		9,418,062
	Miscellaneous Manufacturing – 0.7%
6,291	Harland Clarke Holdings Corp., 9.50%, 5/15/15	6,322,455

Semiannual Report	| August 31, 2013	17

Schedule of Investments

AllianzGI Convertible & Income Fund II

August 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Oil & Gas – 1.5%
$7,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	$7,822,500
4,306	United Refining Co., 10.50%, 2/28/18	4,801,190
		12,623,690
	Oil, Gas & Consumable Fuels – 2.3%
2,160	Arch Coal, Inc., 9.875%, 6/15/19 (a)(b)	1,890,000
7,510	Endeavour International Corp., 12.00%, 3/1/18	7,772,850
4,550	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	5,027,750
4,200	Laredo Petroleum, Inc., 9.50%, 2/15/19	4,693,500
		19,384,100
	Packaging & Containers – 0.7%
5,357	Tekni-Plex, Inc., 9.75%, 6/1/19 (a)(b)	6,026,625
	Retail – 0.7%
5,890	Toys “R” Us, Inc., 10.375%, 8/15/17	5,809,013
	Semiconductors & Semiconductor Equipment – 1.0%
1,950	Advanced Micro Devices, Inc., 8.125%, 12/15/17	2,032,875
5,545	Freescale Semiconductor, Inc., 10.75%, 8/1/20	6,154,950
		8,187,825
	Software – 0.9%
6,955	First Data Corp., 12.625%, 1/15/21	7,554,869
	Specialty Retail – 0.4%
3,140	Brown Shoe Co., Inc., 7.125%, 5/15/19	3,297,000
	Telecommunications – 2.1%
6,580	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (a)(b)	6,958,350
6,085	Consolidated Communications Finance Co., 10.875%, 6/1/20	7,028,175
3,860	NII Capital Corp., 8.875%, 12/15/19	3,252,050
		17,238,575
	Textiles, Apparel & Luxury Goods – 0.8%
6,000	Fifth & Pacific Cos, Inc., 10.50%, 4/15/19	6,577,500
	Trading Companies & Distribution – 0.8%
5,710	Aircastle Ltd., 9.75%, 8/1/18	6,338,100
	Transportation – 1.7%
6,007	Quality Distribution LLC, 9.875%, 11/1/18	6,577,665
6,590	Swift Services Holdings, Inc., 10.00%, 11/15/18	7,314,900
		13,892,565
	Wireless Telecommunication Services – 0.9%
5,545	Sprint Communications, Inc., 11.50%, 11/15/21	7,263,950
	Total Corporate Bonds & Notes (cost-$364,514,348)	365,164,648

Shares
Convertible Preferred Stock – 35.5%
	Aerospace & Defense – 1.1%
147,230	United Technologies Corp., 7.50%, 8/1/15	9,144,455
	Airlines – 1.3%
239,795	Continental Airlines Finance Trust II, 6.00%, 11/15/30	10,491,031

18	August 31, 2013 |	Semiannual Report

Schedule of Investments

AllianzGI Convertible & Income Fund II

August 31, 2013 (unaudited) (continued)

Shares		Value
	Auto Components – 0.9%
124,765	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	$7,323,705
	Biotechnology – 1.1%
167,100	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences, Inc.) (c)	9,481,254
	Capital Markets – 0.7%
88,935	AMG Capital Trust I, 5.10%, 4/15/36	5,591,788
	Commercial Banks – 3.6%
7,455	Huntington Bancshares, Inc., 8.50%, 12/31/49 (d)	9,281,475
13,895	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (d)	15,770,825
87,130	Wintrust Financial Corp., 7.50%, 12/15/13	4,817,392
		29,869,692
	Communications Equipment – 3.4%
18,435	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	18,024,821
166,735	The Goldman Sachs Group, Inc., 8.00%, 1/15/14 (QualComm) (c)	10,300,055
		28,324,876
	Computers & Peripherals – 1.2%
416,800	JPMorgan Chase & Co., 7.50%, 3/24/14 (EMC Corp.) (c)	10,049,048
	Diversified Financial Services – 1.3%
10,430	Bank of America Corp., 7.25%, 12/31/49, Ser. L (d)	11,252,405
	Electric Utilities – 2.9%
267,630	NextEra Energy, Inc., 7.00%, 9/1/13	15,188,003
170,970	PPL Corp., 8.75%, 5/1/14	9,145,185
		24,333,188
	Energy Equipment & Services – 1.4%
239,140	Wells Fargo & Co., 8.00%, 8/6/14 (Halliburton) (c)	11,306,539
	Health Care Providers & Services – 1.3%
8,660	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (d)	10,773,040
	Household Durables – 1.1%
287,590	Wells Fargo & Co., 8.00%, 6/20/14 (Lennar Corp.) (c)	9,556,616
	Insurance – 2.3%
263,610	JPMorgan Chase & Co., 7.00%, 3/10/14 (American International Group, Inc.) (c)	11,058,439
148,125	MetLife, Inc., 5.00%, 3/26/14	8,074,294
		19,132,733
	Internet & Catalog Retail – 1.3%
12,505	Credit Suisse, 8.00%, 5/21/14 (Priceline.com) (c)	10,685,648
	IT Services – 1.1%
132,290	Unisys Corp., 6.25%, 3/1/14	9,097,583
	Metals & Mining – 2.1%
440,370	ArcelorMittal, 6.00%, 1/15/16	9,254,640
305,030	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	5,996,890
125,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	2,413,125
		17,664,655
	Multi-Utilities – 1.1%
186,560	AES Trust III, 6.75%, 10/15/29	9,355,984
	Oil, Gas & Consumable Fuels – 0.7%
94,905	PetroQuest Energy, Inc., 6.875%, 12/31/49 (d)	2,918,329
48,395	Sanchez Energy Corp., 6.50%, 12/31/49 (a)(b)(d)	2,868,855
		5,787,184

Semiannual Report	| August 31, 2013	19

Schedule of Investments

AllianzGI Convertible & Income Fund II

August 31, 2013 (unaudited) (continued)

Shares		Value
	Real Estate Investment Trust – 4.0%
335,200	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49 (d)	$8,447,040
539,470	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (d)	12,413,205
159,235	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (d)	9,135,312
60,980	Weyerhaeuser Co., 6.375%, 7/1/16	3,242,916
		33,238,473
	Road & Rail – 1.6%
919,615	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	13,766,085
	Total Convertible Preferred Stock (cost-$269,770,967)	296,225,982

Principal Amount (000s)
Convertible Bonds & Notes – 19.1%
	Biotechnology – 0.5%
$6,790	Dendreon Corp., 2.875%, 1/15/16	4,451,694
	Capital Markets – 2.3%
8,165	Ares Capital Corp., 5.75%, 2/1/16	8,802,890
10,075	BGC Partners, Inc., 4.50%, 7/15/16	10,238,719
		19,041,609
	Commercial Services – 1.8%
15,600	Cenveo Corp., 7.00%, 5/15/17	15,112,500
	Construction Materials – 0.8%
5,850	Cemex S.A.B. de C.V., 4.875%, 3/15/15	6,910,312
	Electrical Equipment – 1.1%
6,970	EnerSys, 3.375%, 6/1/38 (e)	9,453,097
	Hotels, Restaurants & Leisure – 2.1%
6,935	MGM Resorts International, 4.25%, 4/15/15	8,261,319
9,175	Morgans Hotel Group Co., 2.375%, 10/15/14	9,048,844
		17,310,163
	Life Sciences Tools & Services – 0.7%
6,260	Sequenom, Inc., 5.00%, 10/1/17 (a)(b)	6,021,338
	Machinery – 3.8%
6,955	Greenbrier Cos, Inc., 3.50%, 4/1/18	7,254,935
	Meritor, Inc.,
9,545	4.625%, 3/1/26 (e)	9,616,587
4,325	7.875%, 3/1/26 (a)(b)	5,246,766
8,665	Navistar International Corp., 3.00%, 10/15/14	8,708,325
900	Wabash National Corp., 3.375%, 5/1/18	1,110,375
		31,936,988
	Oil, Gas & Consumable Fuels – 0.7%
1,560	Endeavour International Corp., 5.50%, 7/15/16	1,240,200
2,815	PDC Energy, Inc., 3.25%, 5/15/16 (a)(b)	4,194,350
445	Peabody Energy Corp., 4.75%, 12/15/41	346,544
		5,781,094
	Real Estate Invesment Trust – 0.6%
5,430	IAS Operating Partnership LP, 5.00%, 3/15/18 (a)(b)	4,927,725

20	August 31, 2013 |	Semiannual Report

Schedule of Investments

AllianzGI Convertible & Income Fund II

August 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Semiconductors & Semiconductor Equipment – 1.0%
$7,550	SunPower Corp., 4.75%, 4/15/14	$8,224,781
	Software – 1.6%
4,835	Nuance Communications, Inc., 2.75%, 8/15/27	5,536,075
7,890	TeleCommunication Systems, Inc., 7.75%, 6/30/18	7,811,100
		13,347,175
	Thrifts & Mortgage Finance – 0.7%
4,965	MGIC Investment Corp., 5.00%, 5/1/17	5,424,262
	Tobacco – 1.4%
9,940	Vector Group Ltd., 2.50%, 1/15/19 (f)	11,594,205
	Total Convertible Bonds & Notes (cost-$141,280,050)	159,536,943

Short-Term Investment – 1.7%
	Time Deposit – 1.7%
14,189	Wells Fargo-Grand Cayman, 0.03%, 9/3/13 (cost-$14,188,587)	14,188,587
	Total Investments (cost-$789,753,952) – 100.0%	$835,116,160

Notes to Schedule of Investments:

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $64,178,209, representing 7.7% of total investments.

(b)	144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(d)	Perpetual maturity. Maturity date shown is the next call date.

(e)	Step Bond – Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(g)	Fair Value Measurements – See Note 1(b) in the Notes to Financial Statements.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 8/31/13
Investments in Securities – Assets

Corporate Bonds & Notes	—	$365,164,648	—	$365,164,648

Convertible Preferred Stock:
Airlines	—	10,491,031	—	10,491,031
Biotechnology	—	—	$9,481,254	9,481,254
Capital Markets	—	5,591,788	—	5,591,788
Communications Equipment	—	18,024,821	10,300,055	28,324,876
Computers & Peripherals	—	—	10,049,048	10,049,048
Energy Equipment & Services	—	—	11,306,539	11,306,539

Semiannual Report	| August 31, 2013	21

Schedule of Investments

AllianzGI Convertible & Income Fund II

August 31, 2013 (unaudited) (continued)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 8/31/13
Health Care Providers & Services	—	$10,773,040	—	$10,773,040
Household Durables	—	—	$9,556,616	9,556,616
Insurance	$8,074,294	—	11,058,439	19,132,733
Internet & Catalog Retail	—	—	10,685,648	10,685,648
Metals & Mining	8,410,015	9,254,640	—	17,664,655
Oil, Gas & Consumable Fuels	—	5,787,184	—	5,787,184
Road & Rail	—	13,766,085	—	13,766,085
All Other	133,615,485	—	—	133,615,485
Convertible Bonds & Notes	—	159,536,943	—	159,536,943
Short-Term Investments	—	14,188,587	—	14,188,587
Totals	$150,099,794	$612,578,767	$72,437,599	$835,116,160

At August 31, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended August 31, 2013, was as follows:

	Beginning Balance 2/28/13	Purchases	Sales		Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/13
Investments in Securities – Assets
Convertible Preferred Stock:
Biotechnology	—	$9,251,157	—		—	—	$230,097	—	—	$9,481,254
Communications Equipment	$10,664,871	—	—		—	—	(364,816)	—	—	10,300,055
Computer Storage & Peripherals	8,506,486	—	$(10,817,502	)†	—	—	2,311,016	—	—	—
Computers & Peripherals	—	9,979,317					69,731	—		10,049,048
Energy Equipment & Services	—	11,175,634	—		—	—	130,905	—	—	11,306,539
Household Durables	—	10,642,786	—		—	—	(1,086,170)	—	—	9,556,616
Insurance	—	10,403,606	—		—	—	654,833	—	—	11,058,439
Internet & Catalog Retail	—	10,035,263	—		—	—	650,385	—	—	10,685,648
Totals	$19,171,357	$61,487,763	$(10,817,502)		—	—	$2,595,981	—	—	$72,437,599

22	August 31, 2013 |	Semiannual Report

Schedule of Investments

AllianzGI Convertible & Income Fund II

August 31, 2013 (unaudited) (continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized as Level 3 at August 31, 2013:

	Ending Balance at 8/31/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
Convertible Preferred Stock	$72,437,599	Third-Party Pricing Vendor	Single Broker Quote	$24.11-$854.51

†	Stock conversion.

The net change in unrealized appreciation/depreciation of Level 3 investments, held at August 31, 2013, was $284,965. Net change in unrealized appreciation/depreciation is reflected on the Statement of Operations.

Glossary:

REIT	-	Real Estate Investment Trust

See accompanying Notes to Financial Statements	| August 31, 2013 |	Semiannual Report	23

Statements of Assets and Liabilities

AllianzGI Convertible & Income Funds

August 31, 2013 (unaudited)

	Convertible & Income	Convertible & Income II

Assets:
Investments, at value (cost-$1,018,226,203 and $789,753,952, respectively)	$1,075,384,325	$835,116,160
Interest and dividends receivable	17,634,666	13,572,200
Receivable for investments sold	10,853,837	8,307,442
Receivable for shares sold	–	741,870
Prepaid expenses	73,307	20,607
Total Assets	1,103,946,135	857,758,279

Liabilities:
Payable for investments purchased	10,452,252	8,067,583
Dividends payable to common and preferred shareholders	7,300,195	5,917,659
Investment management fees payable	648,422	502,288
Accrued expenses and other liabilities	175,095	143,977
Total Liabilities	18,575,964	14,631,507
Preferred Shares ($0.00001 par value; $25,000 liquidation preference per share applicable to an aggregate of 14,280 and 10,960 shares issued and outstanding, respectively)	357,000,000	274,000,000
Net Assets Applicable to Common Shareholders	$728,370,171	$569,126,772

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$811	$700
Paid-in-capital in excess of par	1,109,531,520	932,788,200
Dividends in excess of net investment income	(9,679,092)	(13,205,892)
Accumulated net realized loss	(428,641,190)	(395,818,444)
Net unrealized appreciation	57,158,122	45,362,208
Net Assets Applicable to Common Shareholders	$728,370,171	$569,126,772
Common Shares Issued and Outstanding	81,148,311	70,034,588
Net Asset Value Per Common Share	$8.98	$8.13

24	Semiannual Report	| August 31, 2013 |	See accompanying Notes to Financial Statements

Statements of Operations

AllianzGI Convertible & Income Funds

Six Months ended August 31, 2013 (unaudited)

	Convertible & Income	Convertible & Income II

Investment Income:
Interest	$29,782,747	$22,547,851
Dividends	13,759,290	10,600,105
Consent fees	335,125	292,125
Total Investment Income	43,877,162	33,440,081

Expenses:
Investment management	3,789,688	2,916,888
Auction agent	280,235	221,417
Custodian and accounting agent	85,232	73,661
Shareholder communications	45,795	48,554
New York Stock Exchange listing	44,073	37,735
Audit and tax services	42,925	46,035
Trustees	30,429	20,970
Legal	14,805	13,752
Transfer agent	12,316	12,113
Insurance	8,892	7,128
Miscellaneous	4,880	16,355
Total expenses	4,359,270	3,414,608

Net Investment Income	39,517,892	30,025,473

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	25,065,411	18,080,092
Net change in unrealized appreciation/depreciation of investments	(7,463,428)	(4,855,231)
Net Realized and Change in Unrealized Gain	17,601,983	13,224,861
Net Increase in Net Assets Resulting from Investment Operations	57,119,875	43,250,334
Dividends on Preferred Shares from Net Investment Income	(252,613)	(193,883)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investments Operations	$56,867,262	$43,056,451

See accompanying Notes to Financial Statements	| August 31, 2013 |	Semiannual Report	25

Statement of Changes in Net Assets

Applicable to Common Shareholders

AllianzGI Convertible & Income Fund

	Six Months ended August 31, 2013 (unaudited)	Year ended February 28, 2013
Investments Operations:
Net investment income	$39,517,892	$77,157,561
Net realized gain (loss)	25,065,411	(7,177,249)
Net change in unrealized appreciation/depreciation	(7,463,428)	22,355,537
Net increase in net assets resulting from investment operations	57,119,875	92,335,849

Dividends on Preferred Shares from Net Investment Income	(252,613)	(632,392)
Net increase in net assets applicable to common shareholders resulting from investment operations	56,867,262	91,703,457

Dividends to Common Shareholders from Net Investment Income	(42,943,704)	(81,978,271)

Common Share Transactions:
Net proceeds from shares sold	32,552,544	12,503,671
Offering costs on sale of shares	(165,240)	(138,794)
Reinvestment of dividends	2,037,358	4,551,352
Net increase in net assets from common share transactions	34,424,662	16,916,229
Total increase in net assets applicable to common shareholders	48,348,220	26,641,415

Net Assets Applicable to Common Shareholders:
Beginning of period	680,021,951	653,380,536
End of period*	$728,370,171	$680,021,951
*Including dividends in excess of net investment income of:	$(9,679,092)	$(6,000,667)

Common Shares Issued:
Shares sold	3,489,229	1,385,738
Reinvestment of dividends	225,586	517,824
Total increase in shares outstanding	3,714,815	1,903,562

26	Semiannual Report	| August 31, 2013 |	See accompanying Notes to Financial Statements

Statement of Changes in Net Assets

Applicable to Common Shareholders

AllianzGI Convertible & Income Fund II

	Six Months ended August 31, 2013 (unaudited)	Year ended February 28, 2013
Investments Operations:
Net investment income	$30,025,473	$58,631,830
Net realized gain (loss)	18,080,092	(5,491,018)
Net change in unrealized appreciation/depreciation	(4,855,231)	17,598,123
Net increase in net assets resulting from investment operations	43,250,334	70,738,935

Dividends on Preferred Shares from Net Investment Income	(193,883)	(485,366)
Net increase in net assets applicable to common shareholders resulting from investment operations	43,056,451	70,253,569

Dividends to Common Shareholders from Net Investment Income	(34,474,701)	(64,432,514)

Common Share Transactions:
Net proceeds from shares sold	40,001,534	14,277,745
Offering costs on sale of shares	(153,091)	(135,133)
Reinvestment of dividends	2,419,911	5,174,296
Net increase in net assets from common share transactions	42,268,354	19,316,908
Total increase in net assets applicable to common shareholders	50,850,104	25,137,963

Net Assets Applicable to Common Shareholders:
Beginning of period	518,276,668	493,138,705
End of period*	$569,126,772	$518,276,668
*Including dividends in excess of net investment income of:	$(13,205,892)	$(8,562,781)

Common Shares Issued:
Shares sold	4,673,784	1,724,522
Reinvestment of dividends	292,860	641,352
Total increase in shares outstanding	4,966,644	2,365,874

See accompanying Notes to Financial Statements	| August 31, 2013 |	Semiannual Report	27

Notes to Financial Statements

AllianzGI Convertible & Income Funds

August 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies

AllianzGI Convertible & Income Fund (“Convertible & Income”) and AllianzGI Convertible & Income Fund II (“Convertible & Income II”) (each a “Fund” and collectively the “Funds”), were organized as Massachusetts business trusts on January 17, 2003 and April 22, 2003, respectively. Prior to commencing operations on March 31, 2003, and July 31, 2003, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”) serve as the Funds’ investment manager and sub-adviser, respectively, and are indirect, wholly-owned subsidiaries of Allianz Asset Management of America L.P., (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has authorized an unlimited amount of common shares with $0.00001 par value.

Each Fund’s investment objective is to provide total return through a combination of capital appreciation and high current income. The Funds attempt to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities. There can be no assurance that the Funds will meet their stated objectives.

The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Sub-Adviser. The

28	August 31, 2013 |	Semiannual Report

Notes to Financial Statements

AllianzGI Convertible & Income Funds

August 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Funds’ Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuation of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock

Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

■	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access
■	Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs
■	Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

The valuation techniques used by the Funds to measure fair value during the six months ended August 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level

Semiannual Report	| August 31, 2013	29

Notes to Financial Statements

AllianzGI Convertible & Income Funds

August 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income adjusted for the accretion of discount and amortization of

30	August 31, 2013 |	Semiannual Report

Notes to Financial Statements

AllianzGI Convertible & Income Funds

August 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income. Conversion premium is not amortized. Payments received on synthetic convertible securities are generally included in dividend income. Consent fees are related to corporate actions and recorded when received. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may be subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. In accordance with provisions set forth under U.S. GAAP, the Investment Manager has reviewed the Funds’ tax positions for all open tax years. As of August 31, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions – Common Shares

The Funds declare dividends from net investment income to common shareholders monthly. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Convertible Securities

It is the Funds’ policy to invest a portion of their assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible

Semiannual Report	| August 31, 2013	31

Notes to Financial Statements

AllianzGI Convertible & Income Funds

August 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

securities, but still less than that of the underlying stock.

2. Principal Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds also are exposed to other risks such as, but not limited to, interest rate, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Sub-Adviser seeks to minimize the Funds’ counterparty risks by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are exposed to risks associated with leverage. Leverage may cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, dividends and interest costs may not be recovered by any

32	August 31, 2013 |	Semiannual Report

Notes to Financial Statements

AllianzGI Convertible & Income Funds

August 31, 2013 (unaudited)

2. Principal Risk (continued)

appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

3. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of each Fund’s Board, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.70% of each Fund’s average daily total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding)

minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services. Effective July 1, 2013, the Investment Manager entered into an Amended and Restated Portfolio Management Agreement with the Sub-Adviser with respect to each Fund (each, an “Amended Agreement”). Each Fund’s Amended Agreement reflects recent changes in the names of the Funds and the Sub-Adviser. Each Amended Agreement is otherwise substantially identical to the relevant Fund’s previous Portfolio Management Agreement.

4. Investment in Securities

For the six months ended August 31, 2013, purchases and sales of investments, other than short-term securities were:

	Purchases	Sales
Convertible & Income	$422,039,032	$382,494,760
Convertible & Income II	340,105,130	293,636,840

5. Income Tax Information

At August 31, 2013, the aggregate cost basis and net unrealized appreciation of investments for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Convertible & Income	$1,022,895,398	$82,667,688	$(30,178,761)	$52,488,927
Convertible & Income II	793,324,354	64,926,717	(23,134,911)	41,791,806

Differences between book and tax cost basis were attributable to the differing treatment of bond premium amortization and wash sale loss deferrals.

6. Auction-Rate Preferred Shares

Convertible & Income has 2,856 shares of Preferred Shares Series A, 2,856 shares of Preferred Shares Series B, 2,856 shares of Preferred Shares Series C, 2,856 shares of Preferred Shares Series D and

Semiannual Report	| August 31, 2013	33

Notes to Financial Statements

AllianzGI Convertible & Income Funds

August 31, 2013 (unaudited)

6. Auction-Rate Preferred Shares (continued)

2,856 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Convertible & Income II has 2,192 shares of Preferred Shares Series A, 2,192 shares of Preferred Shares Series B, 2,192 shares of Preferred Shares Series C, 2,192 shares of Preferred Shares Series D and 2,192 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid annually.

For the six months ended August 31, 2013, the annualized dividend rates for the Funds ranged from:

	High	Low	At August 31, 2013
Series A	0.220%	0.100%	0.100%
Series B	0.200%	0.080%	0.100%
Series C	0.200%	0.080%	0.100%
Series D	0.200%	0.100%	0.100%
Series E	0.320%	0.080%	0.100%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the

Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate”, equal to the 7-day “AA” Composite Commercial Paper Rate multiplied by a minimum of 150%, depending on the credit rating of the ARPS (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). As a consequence of the downgrade in July 2012 the current multiplier for calculating the maximum rate is 200%. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for

34	August 31, 2013 |	Semiannual Report

Notes to Financial Statements

AllianzGI Convertible & Income Funds

August 31, 2013 (unaudited)

6. Auction-Rate Preferred Shares (continued)

the Funds’ common shareholders could be adversely affected.

7. Common Shares Offering

On December 4, 2012, the Securities and Exchange Commission declared effective a registration statement filed using the “shelf” registration process for each Fund. Pursuant to their shelf registrations, Convertible & Income and Convertible & Income II may offer, from time to time, in one or more offerings, up to 10,700,000 and 9,600,000 common shares, respectively. The aggregate sale proceeds for the sales of the Convertible & Income’s and Convertible & Income II’s common shares are subject to aggregate caps of $135,000,000 and $100,000,000, respectively. The Funds may not sell any of their common shares at a price below the net asset values of such common shares at the time of each sale, exclusive of any distribution commission or discount. However, each Fund may instruct its sales agent not to sell its common shares if the sales cannot be effected at or above a price designated by the Fund, which may be inclusive of any distribution commission or discount. Any proceeds from the Funds’ offerings of their common shares will be invested in accordance with the Funds’ investment objectives and policies as set forth in their effective registration statements.

During the six months ended August 31, 2013, Convertible & Income and Convertible & Income II sold 3,489,229 and 4,673,784 Common Shares, respectively. Proceeds from the offerings (net of commissions and fees) and offering costs in connection with the sales of shares aggregated $32,552,544 and $40,001,534, and $165,240 and $153,091, for Convertible & Income and Convertible & Income II, respectively. During the period ended February 28, 2013, Convertible & Income and Convertible & Income II sold 1,385,738 and 1,724,522 Common Shares, respectively. Proceeds from the offerings (net of commissions and fees) and offering costs in connection with the sales of shares aggregated $12,503,671 and $14,277,745, and $138,794 and $135,133, for Convertible & Income and Convertible & Income II, respectively.

8. Subsequent Events

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On September 3, 2013, the following monthly dividends were declared to common shareholders, payable October 1, 2013 to shareholders of record on September 13, 2013

Convertible & Income	$0.09 per common share
Convertible & Income II	$0.085 per common share

On October 1, 2013, the following monthly dividends were declared to common shareholders, payable November 1, 2013 to shareholders of record on October 11, 2013

Convertible & Income	$0.09 per common share
Convertible & Income II	$0.085 per common share

There were no other subsequent events identified that require recognition or disclosure.

Semiannual Report	| August 31, 2013	35

Financial Highlights

AllianzGI Convertible & Income Fund

For a common share outstanding throughout each period:

	Six Months ended August 31, 2013 (unaudited)		Year ended			Year ended February 28,
			February 28, 2013		February 29, 2012	2011	2010	2009
Net asset value, beginning of period	$8.78		$8.65		$9.76	$8.80	$4.80	$12.52

Investment Operations:
Net investment income	0.50		1.02		1.07	1.20	1.07	1.56
Net realized and change in unrealized gain (loss)	0.23		0.20		(1.04)	1.02	4.02	(7.75)
Total from investment operations	0.73		1.22		0.03	2.22	5.09	(6.19)

Dividends on Preferred Shares from Net investment income	(0.00	)(5)	(0.01)		(0.01)	(0.01)	(0.01)	(0.17)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.73		1.21		0.02	2.21	5.08	(6.36)

Dividends to Common Shareholders from Net Investment Income	(0.54)		(1.08)		(1.13)	(1.25)	(1.08)	(1.36)

Common Share Transactions:
Accretion to net asset value, resulting from offerings	0.01		0.00	(4)	–	–	–	–
Capital charge resulting from issuance of common shares and related offering costs	(0.00	)(5)	(0.00	)(5)	–	–	–	–
Total common share transactions	0.01		0.00	(4)	–	–	–	–
Net asset value, end of period	$8.98		$8.78		$8.65	$9.76	$8.80	$4.80
Market price, end of period	$9.22		$9.18		$9.70	$11.00	$9.39	$4.05
Total Investment Return (1)	6.58%		7.02%		(0.15)%	33.53%	166.37%	(61.55)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$728,370		$680,022		$653,381	$727,229	$644,408	$348,544
Ratio of expenses to average net assets (2)	1.21	%(6)	1.28%		1.28%	1.27%	1.39%	1.56	%(3)
Ratio of net investment income to average net assets (2)	10.93	%(6)	12.12%		12.32%	13.25%	14.21%	16.87%
Preferred shares asset coverage per share	$76,006		$72,619		$70,755	$75,925	$70,125	$49,406
Portfolio turnover rate	37%		39%		33%	52%	58%	62%

(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Ratio of expenses to average net assets of common shareholders, excluding excise tax expense, was 1.53%.

(4)	Less than $0.005 per common share.

(5)	Less than $(0.005) per common share.

(6)	Annualized.

36	Semiannual Report	| August 31, 2013 |	See accompanying Notes to Financial Statements

Financial Highlights

AllianzGI Convertible & Income Fund II

For a common share outstanding throughout each period:

	Six Months ended August 31, 2013 (unaudited)		Year ended				Year ended February 28,
			February 28, 2013		February 29, 2012		2011	2010	2009
Net asset value, beginning of period	$7.97		$7.86		$8.89		$8.02	$4.39	$12.38

Investment Operations:
Net investment income	0.46		0.93		0.97		1.09	0.98	1.55
Net realized and change in unrealized gain (loss)	0.21		0.20		(0.98)		0.95	3.80	(8.05)
Total from investment operations	0.67		1.13		(0.01)		2.04	4.78	(6.50)

Dividends on Preferred Shares from Net investment income	(0.00	)(5)	(0.01)		(0.00	)(5)	(0.01)	(0.01)	(0.20)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.67		1.12		(0.01)		2.03	4.77	(6.70)

Dividends to Common Shareholders from Net investment income	(0.51)		(1.02)		(1.02)		(1.16)	(1.14)	(1.29)

Common Share Transactions:
Accretion to net asset value, resulting from offerings	0.00	(4)	0.01		–		–	–	–
Capital charge resulting from issuance of common shares and related offering costs	(0.00	)(5)	(0.00	)(5)	–		–	–	–
Total common share transactions	0.00	(4)	0.01		–		–	–	–
Net asset value, end of period	$8.13		$7.97		$7.86		$8.89	$8.02	$4.39
Market price, end of period	$8.59		$8.52		$8.84		$10.21	$8.76	$3.73
Total Investment Return (1)	7.20%		9.35%		(2.27)%		32.85%	174.62%	(63.34)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$569,127		$518,277		$493,139		$549,130	$487,130	$263,220
Ratio of expenses to average net assets (2)	1.23	%(6)	1.31%		1.31%		1.29%	1.42%	1.71	%(3)
Ratio of net investment income to average net assets (2)	10.78	%(6)	12.20%		12.39%		13.20%	14.20%	17.26%
Preferred shares asset coverage per share	$76,927		$72,287		$69,994		$75,102	$69,445	$49,015
Portfolio turnover rate	37%		41%		32%		54%	58%	57%

(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Ratio of expenses to average net assets of common shareholders, excluding excise tax expense, was 1.63%.

(4)	Less than $0.005 per common share.

(5)	Less than $(0.005) per common share.

(6)	Annualized.

See accompanying Notes to Financial Statements	| August 31, 2013 |	Semiannual Report	37

Annual Shareholder Meeting Results/Changes to By-laws/ Proxy Voting Policies & Procedures (unaudited)

AllianzGI Convertible & Income Funds

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on July 17, 2013. Common/Preferred shareholders voted as indicated below:

Convertible & Income:	Affirmative	Withheld Authority
Re-election of Hans W. Kertess — Class I to serve until the annual meeting for the 2016-2017 fiscal year	67,294,154	2,313,042
Re-election of William B. Ogden, IV — Class I to serve until the annual meeting for the 2016-2017 fiscal year	67,311,323	2,295,873
Re-election of Alan Rappaport* — Class I to serve until the annual meeting for the 2016-2017 fiscal year	1,199	1,277

The other members of the Board of Trustees at the time of the meeting, namely Ms. Deborah A. DeCotis and Messrs. Bradford K. Gallagher, James A. Jacobson* and John C. Maney† continue to serve as Trustees.

Convertible & Income II:	Affirmative	Withheld Authority
Re-election of William B. Ogden, IV — Class I to serve until the annual meeting for the 2016-2017 fiscal year	57,482,616	2,383,842
Re-election of Alan Rappaport* — Class I to serve until the annual meeting for the 2016-2017 fiscal year	1,209	1,492

The other members of the Board of Trustees at the time of the meeting, namely Ms. Deborah A. DeCotis and Messrs. Bradford K. Gallagher, James A. Jacobson*, Hans W. Kertess and John C. Maney† continue to serve as Trustees.

*	Preferred Shares Trustee
†	Interested Trustee

Changes to By-laws – Convertible & Income II:

Effective September 18, 2013, Convertible & Income II adopted amended and restated by-laws (“By-laws”) that incorporate updated ratings criteria issued by Fitch, Inc. (“Fitch”) on August 16, 2011 (the “2011 Fitch Criteria”) applicable to Convertible & Income II’s outstanding auction rate preferred shares (“Preferred Shares”). The 2011 Fitch Criteria updates and replaces the Fitch preferred shares ratings criteria published in 2009 (“2009 Fitch Criteria”). According to Fitch, the core ratings methodology from the 2009 Fitch Criteria has remained intact. Key components of the 2011 Fitch Criteria as cited by Fitch include, among others, updated asset discount factors, reclassification of certain sectors for assessing diversification, clarification to the treatment of various liabilities, and expansion of ratings criteria to additional leverage forms. The 2011 Fitch Criteria is available on the Fitch website (www.fitchratings.com) and is incorporated by reference into Convertible & Income II’s By-laws. In August, 2013, Fitch adopted further updates to its preferred shares ratings criteria, which is under consideration but has not been adopted by Convertible & Income II.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at us.allianzgi.com/closedendfunds ; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

38	August 31, 2013 |	Semiannual Report

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited)

AllianzGI Convertible & Income Funds

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve each Fund’s Management Agreement with the Investment Manager (the “Advisory Agreements”) and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (the “Sub-Advisory Agreements,” and together with the Advisory Agreements, the “Agreements”). The Trustees met telephonically on June 10, 2013 and in person on June 25, 2013 (the “contract review meetings”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreement.

In connection with their contract review meetings, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”), an independent third party, on the total return investment performance (based on net assets) of the Funds for various time periods, the investment performance of a group of funds with investment classifications/objectives comparable to those of the Funds identified by Lipper (the “Lipper performance universe”), (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees for other funds and accounts managed by the Investment Manager and/or the Sub-Adviser with strategies that have similarities (but are not substantially similar) to those of the Funds, (iv) the estimated profitability to the Investment Manager from its relationship with the Funds for the one year period ended December 31, 2012, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees recognized that the fee arrangements for the Funds are the result of review and discussion in prior years between the Independent Trustees and the Investment Manager, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part,

Semiannual Report	| August 31, 2013	39

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited) (continued)

AllianzGI Convertible & Income Funds

on their consideration of these same arrangements during the course of the year and in prior years.

Fund-specific performance results for the Funds reviewed by the Trustees are discussed below. The comparative performance information was prepared and provided by Lipper and was not independently verified by the Trustees. The Trustees reviewed, among other information, comparative information showing performance of each Fund against its respective Lipper performance universe for the one-year, three-year, five-year and in the case of Convertible & Income only, ten-year periods ended March 31, 2013.

In addition, it was noted that the Trustees considered matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; and the capability of the senior management and staff of the Investment Manager and the Sub-Adviser. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objective and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and its total expense ratio as a percentage of net assets attributable to common shares and as a percentage of total managed assets (including assets attributable to common shares and Preferred Shares outstanding combined), and the management fee and total expense ratios of peer expense groups of funds based on information provided by Lipper. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and were not independently verified by the Trustees.

The Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expense and total net expenses. The Trustees noted that while the Funds are not charged a separate administration fee (recognizing that their management fee includes a component for administrative services), it was not clear in all cases whether the peer funds in the Lipper categories were separately charged such a fee by their investment managers, so that the total expense ratio (rather than any individual expense component) represented the most relevant comparison. It was noted that the total expense ratio comparisons reflect the effect of expense waivers/reimbursements (although none exist for the Funds).

40	August 31, 2013 |	Semiannual Report

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited) (continued)

AllianzGI Convertible & Income Funds

Convertible & Income:

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of five closed-end funds, including the Fund and Convertible & Income II. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the group. The Trustees noted that average net assets of the common shares of the five funds in the expense group ranged from $77.0 million to $827.3 million, and that one of the funds is larger in asset size than the Fund. The Trustees also noted that the Fund was ranked first out of five funds in the expense group for total expense ratio based on common share assets and based on common share and leveraged assets combined, second out of five funds in the expense group for the actual management fees based on common share assets and first out of five funds in actual management fees based on common and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked fifth having the highest fees/expenses in the expense group).

With respect to Fund total return performance relative to its Lipper performance universe (based on net asset value), the Trustees noted that the Fund had first quintile performance for the one-year and three-year periods, second quintile performance for the five-year period and ranked second out of three funds for the ten-year period ended March 31, 2013.

Convertible & Income II:

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of five closed-end funds, including the Fund and Convertible & Income. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the group. The Trustees noted that average net assets of the common shares of the five funds in the expense group ranged from $77.0 million to $827.3 million, and that two of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked second out of five funds in the expense group for total expense ratio based on common share assets and based on common share and leveraged assets combined, third out of five funds in the expense group for the actual management fees based on common share assets and second out of five funds in actual management fees based on common and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked fifth having the highest fees/expenses in the expense group).

With respect to Fund total return performance relative to its Lipper performance universe (based on net asset value), the Trustees noted that the Fund had first quintile performance for the one-year and three-year periods and third quintile performance for the five-year period ended March 31, 2013.

In addition to their review of Fund performance based on net asset value, the Trustees also considered the market value performance of each Fund’s common shares and related share price premium and/or discount information based on the materials provided by Lipper and management.

The Trustees were advised that the Investment Manager and the Sub-Adviser do not manage any funds or accounts, including institutional or separate accounts, with investment strategies and return profiles similar to those of the Funds. However, the Trustees considered the management fees charged by the Investment Manager and/or the Sub-Adviser to other funds and accounts with strategies that have similarities (but are not substantially similar) to those of the Funds, including open-end funds and separate accounts advised by the Investment Manager and/or the Sub-Adviser. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by such separate account clients. However, the Trustees were advised by the

Semiannual Report	| August 31, 2013	41

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited) (continued)

AllianzGI Convertible & Income Funds

Sub-Adviser that it generally provides broader and more extensive services to the Funds in comparison to separate accounts, and incurs additional expenses in connection with the more extensive regulatory regime to which the Funds are subject in comparison to separate accounts generally. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised by the Sub-Adviser that there are additional portfolio management challenges in managing the Funds, such as those associated with the use of leverage and attempting to meet a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increase total assets and thus the absolute amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares and other forms of leverage outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on the one hand, and the Funds’ common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser and related presentations as to why each Fund’s use of leverage continues to be appropriate and in the best interests of the respective Fund’s common shareholders under current market conditions.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability to the Investment Manager from its relationship with each Fund and determined that such profitability did not appear to be excessive.

The Trustees also took into account that, as a general matter, as closed-end investment companies, the assets of the Funds will grow (if at all) only through the investment performance of each Fund. However, the Trustees noted that each Fund was currently in the process of offering additional common shares, and thereby growing its assets, through a “shelf” offering. The Trustees considering that, as the assets of the Funds grow, certain economies of scale and other efficiencies may be realized through spreading certain fixed costs across a larger asset base or across a variety of products and services, but also took into account that the shelf offerings are not expected to substantially increase the overall assets of the Funds.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts relating to the investment performance of the Funds. The Trustees also concluded that the fees payable under each Agreement represent reasonable compensation in light of the nature, extent and quality of services provided by the Investment Manager or Sub-Adviser, as the case may be. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements with respect to each Fund was in the interests of the Fund and its shareholders, and should be approved.

42	August 31, 2013 |	Semiannual Report

Trustees

Hans W. Kertess

Chairman of the Board

Deborah A. DeCotis

Bradford K. Gallagher

James A. Jacobson

John C. Maney

William B. Ogden, IV

Alan Rappaport

Fund Officers

Brian S. Shlissel

President & Chief Executive Officer

Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo

Vice President, Secretary & Chief Legal Officer

Scott Whisten

Assistant Treasurer

Richard J. Cochran

Assistant Treasurer

Orhan Dzemaili

Assistant Treasurer

Thomas L. Harter

Chief Compliance Officer

Lagan Srivastava

Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Sub-Adviser

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

Custodian & Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of AllianzGI Convertible & Income Fund and AllianzGI Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at us.allianzgi.com/closedendfunds.

Information on the Funds is available at us.allianzgi.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

us.allianzgi.com

Receive this report electronically and eliminate paper mailings.

To enroll, go to us.allianzgi.com/edelivery.

©2013 Allianz Global Investors Distributors U.S. LLC	AZ603SA_083113

AGI-2013-09-04-7658

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund

By:	/s/ Brian S. Shlissel

Brian S. Shlissel, President & Chief Executive Officer

Date: October 30, 2013

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel

Brian S. Shlissel, President & Chief Executive Officer

Date: October 30, 2013

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 30, 2013